THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK
CHINA — “A” SHARES
Banks — 3.8%
China Merchants Bank Co., Ltd. — A	1,726,047	$12,447,128

Beverages — 0.7%
Wuliangye Yibin Co., Ltd. — A	70,196	2,404,321

Chemicals — 4.2%
Lianhe Chemical Technology Co., Ltd. — A	390,850	1,599,707
Shandong Sinocera Functional Material Co., Ltd. — A	782,700	5,675,980
Sinoma Science & Technology Co., Ltd. — A	1,148,986	4,559,824
Wanhua Chemical Group Co., Ltd. — A	98,643	1,740,022

		13,575,533

Construction Materials — 1.4%
Anhui Conch Cement Co., Ltd. — A	230,069	1,262,009
China Jushi Co., Ltd. — A	1,395,900	3,231,928

		4,493,937

Electrical Equipment — 5.0%
Sungrow Power Supply Co., Ltd. — A	432,300	11,308,662
Sunwoda Electronic Co., Ltd. — A	899,000	4,706,804

		16,015,466

Electronic Equipment, Instruments & Components — 3.3%
Wingtech Technology Co., Ltd. — A	335,100	5,680,780
Wuxi Lead Intelligent Equipment Co., Ltd. — A	427,200	5,043,035

		10,723,815

Health Care Providers & Services — 0.6%
Dian Diagnostics Group Co., Ltd. — A	325,900	1,786,821

Household Durables — 1.5%
Midea Group Co., Ltd. — A	501,829	4,941,599

Insurance — 0.8%
Ping An Insurance Group Company of China Ltd. — A	303,628	2,524,869

Life Sciences Tools & Services — 3.1%
Hangzhou Tigermed Consulting Co., Ltd. — A	130,700	3,191,534
Pharmaron Beijing Co., Ltd. — A	224,565	6,882,977

		10,074,511

Machinery — 4.6%
Estun Automation Co., Ltd. — A*	1,318,400	7,976,032
Jiangsu Hengli Hydraulic Co., Ltd. — A	240,000	3,641,707
Weichai Power Co., Ltd. — A	1,261,356	3,347,974

		14,965,713

Semiconductors & Semiconductor Equipment — 5.1%
Gigadevice Semiconductor Beijing, Inc. — A	156,200	5,584,543
LONGi Green Energy Technology Co., Ltd. — A	403,200	5,386,963
NAURA Technology Group Co., Ltd. — A	44,602	2,992,555
Shenzhen SC New Energy Technology Corp. — A	90,700	2,294,001

		16,258,062

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
CHINA — “A” SHARES (continued)
Software — 3.1%
Sangfor Technologies, Inc. — A	41,367		$1,553,258
Shanghai Baosight Software Co., Ltd. — A	332,000		3,440,355
Thunder Software Technology Co., Ltd. — A	228,662		5,184,838

			10,178,451

TOTAL CHINA — “A” SHARES — (Cost $88,076,380)		37.2%	120,390,226

HONG KONG
Air Freight & Logistics — 0.9%
JD Logistics, Inc.144A*	817,300		2,950,048

Biotechnology — 0.9%
Innovent Biologics, Inc.144A*	272,000		2,782,285

Building Products — 1.6%
Xinyi Glass Holdings, Ltd.	1,382,000		5,175,698

Capital Markets — 2.9%
Futu Holdings, Ltd. ADR*	25,700		2,633,222
Hong Kong Exchanges & Clearing, Ltd.	103,200		6,611,487

			9,244,709

Entertainment — 1.3%
Bilibili, Inc. ADR(1)*	48,059		4,112,889

Gas Utilities — 1.3%
ENN Energy Holdings, Ltd.	201,300		4,217,422

Insurance — 3.1%
AIA Group, Ltd.	821,400		9,878,574

Interactive Media & Services — 8.0%
Tencent Holdings, Ltd.	421,400		26,109,449

Internet & Direct Marketing Retail — 17.4%
Alibaba Group Holding, Ltd.*	1,045,608		25,959,690
JD.com, Inc.*	590,100		21,002,417
Meituan, Inc. 144A*	350,300		9,813,094

			56,775,201

Life Sciences Tools & Services — 1.2%
Wuxi Biologics Cayman, Inc.144A*	247,500		3,785,894

Metals & Mining — 1.3%
MMG, Ltd.*	8,072,000		4,141,683

Real Estate Management & Development — 4.1%
CIFI Holdings Group Co., Ltd.	8,534,000		5,153,635
KE Holdings, Inc. ADR(1)*	103,500		2,275,965
KWG Living Group Holdings, Ltd.	2,479,000		2,370,173
Times China Holdings, Ltd.	3,543,000		3,355,532

			13,155,305

Software — 2.2%
Kingdee International Software Group Co., Ltd.*	548,000		1,712,142
Kingsoft Corp., Ltd.	820,000		3,824,311
Weimob, Inc.144A*	1,247,000		1,695,177

			7,231,630

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Specialty Retail — 4.5%
China Yongda Automobiles Services Holdings, Ltd.	3,840,000		$7,193,207
Zhongsheng Group Holdings, Ltd.	790,000		7,278,686

			14,471,893

TOTAL HONG KONG — (Cost $122,138,054)		50.7%	164,032,680

HONG KONG — “H” SHARES
Banks — 2.7%
China Construction Bank Corp.	12,420,000		8,668,711

Capital Markets — 7.7%
China International Capital Corp., Ltd.144A	4,666,000		10,786,363
China Merchants Securities Co., Ltd.144A(1)	4,450,000		6,075,293
CITIC Securities Co., Ltd.	3,638,500		8,122,583

			24,984,239

Metals & Mining — 1.2%
Zijin Mining Group Co., Ltd.	2,704,000		3,858,894

TOTAL HONG KONG — “H” SHARES — (Cost $37,051,574)		11.6%	37,511,844

TOTAL HONG KONG (INCLUDING “H” SHARES)) — (Cost $159,189,628)		62.3%	201,544,524

TOTAL COMMON STOCK — (Cost $247,266,008)		99.5%	321,934,750

COLLATERAL FOR SECURITIES ON LOAN
Money Market Funds — 3.4%
Fidelity Investments Money Market Government Portfolio, 0.01%¥ (Cost $10,995,211)	10,995,211		10,995,211

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $10,995,211)		3.4%	10,995,211

	Principal Amount
SHORT TERM INVESTMENTS
Time Deposits — 0.7%
Brown Brothers Harriman & Co. — Grand Cayman, 0.00%, 8/2/2021	HKD 4,605,523		592,644
Royal Bank of Canada Toronto, 0.01%, 8/2/2021	USD 1,771,629		1,771,628

TOTAL SHORT TERM INVESTMENTS — (Cost $2,364,272)		0.7%	2,364,272

TOTAL INVESTMENTS — (Cost $260,625,491)		103.6%	335,294,233

OTHER ASSETS AND LIABILITIES		(3.6)%	(11,546,457)

NET ASSETS		100.0%	$323,747,776

Footnotes to Schedule of Investments

*	Denotes non-income producing security.
¥	Rate shown is the 7-day yield as of July 31, 2021
(1)

A security (or a portion of the security) is on loan. As of July 31, 2021, the market value of securities loaned was $10,366,024. The loaned securities were secured with cash collateral of $10,995,211. Collateral is calculated based on prior day’s prices.

144A Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these restricted securities amounted to $37,888,154, which represented 11.7% of total net assets.

ADR American Depositary Receipt

HKD – Hong Kong dollar

USD – United States dollar

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

NOTE A — Security valuation:

Security Valuation: Portfolio securities listed on recognized U.S. or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors (the “Board”) considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. For securities listed on non North American exchanges the Fund fair values those securities daily using fair value factors provided by a third party pricing service if certain thresholds determined by the Board are met. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities, if any, are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$14,342,297	$307,592,453	$—	$321,934,750
Collateral for Securities on Loan	10,995,211	—	—	10,995,211
Short Term Investments	2,364,272	—	—	2,364,272

TOTAL INVESTMENTS	$27,701,780	$307,592,453	$—	$335,294,233

* Please refer to the Schedule of Investments for additional security details.